BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Statement
Temporary equity, ordinary shares subject to possible redemption	3,050,335	23,000,000
Temporary equity, redemption price per share	$ 10.84	$ 10.35
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Class A ordinary shares
Statement
Temporary equity, ordinary shares subject to possible redemption	3,050,335	23,000,000	23,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Common shares, shares issued	1,060,000	1,060,000
Common shares, shares outstanding	1,060,000	1,060,000
Class A ordinary shares subject to possible redemption
Statement
Temporary equity, ordinary shares subject to possible redemption	3,050,335	23,000,000	23,000,000	23,000,000
Temporary equity, redemption price per share		$ 10.35	$ 10.20
Class A ordinary shares not subject to possible redemption
Statement
Common shares, shares issued	1,060,000	1,060,000	1,060,000	1,060,000
Common shares, shares outstanding	1,060,000	1,060,000	1,060,000	1,060,000
Class B ordinary shares
Statement
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Common shares, shares issued	8,050,000	8,050,000	8,050,000	8,050,000
Common shares, shares outstanding	8,050,000	8,050,000	8,050,000	8,050,000